Share Class & Ticker	Institutional AZPIX	Class P AZPPX	Class D AZPDX	Summary Prospectus April 2, 2012 (as revised May 23, 2012)

Allianz RCM All Alpha Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-498-5413 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 2, 2012, as revised or supplemented from time to time.

* Effective on or about June 22, 2012, the Allianz RCM All Alpha Fund will be liquidated and dissolved, and any outstanding shares will be redeemed. Effective as of the close of business on June 15, 2011, shares of the Fund will no longer be available for purchase or exchange. Please see the description of the Fund under “Principal Investments and Strategies of Each Fund” in the Fund’s statutory prospectus for more information.

 Investment Objective

The Fund seeks maximum total return while minimizing the effect of market volatility.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(1)	Reductions(1)

Institutional	1.25%	None	5.11%	6.36%	(3.97)%	2.39%

Class P	1.25	None	7.51	8.76	(6.27)	2.49

Class D	1.25	0.25%	5.60	7.10	(4.36)	2.74

(1)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.40% for Institutional Class shares, 1.50% for Class P shares and 1.75% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Share Class	1 Year	3 Years	5 Years	10 Years

Institutional	$242	$1,530	$2,782	$5,768

Class P	252	1,981	3,583	7,088

Class D	277	1,699	3,062	6,226

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate from its inception on March 31, 2011 through the end of its fiscal year on November 30, 2011 was 881%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz RCM All Alpha Fund

 Principal Investment Strategies

The Fund seeks to maximize “alpha” (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund’s performance. The Fund employs a “multi-strategy” approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund’s Sub-Adviser or its affiliates (each a “Strategy”). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund’s portfolio managers select a combination of Strategies they consider desirable and invest directly in a portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers’ investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay strategy for seeking enhanced returns or for hedging purposes. The Fund may have a high annual portfolio turnover rate, which may be 600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers (including emerging markets issuers), in issuers of any capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers’ discretion.The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale transactions. Short sale fees are amounts paid to borrow securities from the lender’s inventory. Substitute dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Estimates of these expenses are reflected in “Other Expenses” in the Fund’s Annual Fund Operating Expenses table above under “Fees and Expenses of the Fund.”

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and techniques of the Fund’s management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling Risk). The Fund’s investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable (Currency Risk). The Fund’s buying and selling of portfolio securities increases transaction costs and taxes, and may lower investment performance

(Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk, (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets; Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Adviser
RCM Capital Management LLC (“RCM”)

Portfolio Managers
Steven J. Berexa, CFA, Portfolio Manager, Managing Director and Global Co-Head of Research, has managed the Fund since its inception in 2011.

Jing Zhou, CFA, Portfolio Manager, Quantitative Research Analyst, has managed the Fund since its inception in 2011.

Summary Prospectus

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

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AZ865SPI_052312

Share Class & Ticker	Class A AZPAX	Class C AZPCX	Summary Prospectus April 2, 2012 (as revised May 23, 2012)

Allianz RCM All Alpha Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzinvestors.com/prospectuses. You can also get this information at no cost by calling 1-800-988-8380 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated April 2, 2012, as revised or supplemented from time to time.

* Effective on or about June 22, 2012, the Allianz RCM All Alpha Fund will be liquidated and dissolved, and any outstanding shares will be redeemed. Effective as of the close of business on June 15, 2011, shares of the Fund will no longer be available for purchase or exchange. Please see the description of the Fund under “Principal Investments and Strategies of Each Fund” in the Fund’s statutory prospectus for more information.

 Investment Objective

The Fund seeks maximum total return while minimizing the effect of market volatility.

 Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 184 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Maximum Sales Charge (Load) Imposed	Maximum Contingent Deferred Sales Charge (CDSC) (Load)
Share Class	on Purchases (as a percentage of offering price)	(as a percentage of the lower of original purchase price or NAV)(1)

Class A	5.50%	1%

Class C	None	1%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

						Total Annual
						Fund Operating
		Distribution		Total Annual		Expenses After
	Management	and/or Service	Other	Fund Operating	Expense	Expense
Share Class	Fees	(12b-1) Fees	Expenses	Expenses	Reductions(2)	Reductions(2)

Class A	1.25%	0.25%	10.79%	12.29%	(9.55)%	2.74%

Class C	1.25	1.00	7.60	9.85	(6.36)	3.49

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A	$812	$3,017	$4,913	$8,567	$812	$3,017	$4,913	$8,567

Class C	452	2,256	3,979	7,608	352	2,256	3,979	7,608

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate from its inception on March 31, 2011 through the end of its fiscal year on November 30, 2011 was 881%. High levels of portfolio

Allianz RCM All Alpha Fund

turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

 Principal Investment Strategies

The Fund seeks to maximize “alpha” (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund’s performance. The Fund employs a “multi-strategy” approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund’s Sub-Adviser or its affiliates (each a “Strategy”). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund’s portfolio managers select a combination of Strategies they consider desirable and invest directly in a portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers’ investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay strategy for seeking enhanced returns or for hedging purposes. The Fund may have a high annual portfolio turnover rate, which may be 600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers (including emerging markets issuers), in issuers of any capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers’ discretion.The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale transactions. Short sale fees are amounts paid to borrow securities from the lender’s inventory. Substitute dividend expense on securities sold short refers to paying the value of dividends to the securities’ lenders. Estimates of these expenses are reflected in “Other Expenses” in the Fund’s Annual Fund Operating Expenses table above under “Fees and Expenses of the Fund.”

 Principal Risks

The Fund’s net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and techniques of the Fund’s management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling Risk). The Fund’s investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable (Currency Risk). The Fund’s buying and selling of portfolio securities increases transaction costs and taxes, and may lower investment performance

(Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk, (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, particularly in emerging markets; Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 Performance Information

Performance information for the Fund will be available after the Fund completes a full calendar year of operation.

Summary Prospectus

 Management of the Fund

Investment Manager
Allianz Global Investors Fund Management LLC

Sub-Adviser
RCM Capital Management LLC (“RCM”)

Portfolio Managers
Steven J. Berexa, CFA, Portfolio Manager, Managing Director and Global Co-Head of Research, has managed the Fund since its inception in 2011.

Jing Zhou, CFA, Portfolio Manager, Quantitative Research Analyst, has managed the Fund since its inception in 2011.

 Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-988-8380 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50.

 Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

 Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

Sign up for e-Delivery
To get future prospectuses online
and to eliminate mailings, go to:
www.allianzinvestors.com/edelivery

AZ865SP_052312